Revenues - Schedule of Revenues are Disaggregated by Major Products/Service Lines (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues are Disaggregated by Major Products/Service Lines [Line Items]
Channel, Total Revenues	¥ 274,040,604	¥ 273,333,957	¥ 205,481,904
Online consumer product sales [Member]
Schedule of Revenues are Disaggregated by Major Products/Service Lines [Line Items]
Channel, Total Revenues	2,962,458	14,930,462	30,811,746
Offline consumer product sales [Member]
Schedule of Revenues are Disaggregated by Major Products/Service Lines [Line Items]
Channel, Total Revenues	271,078,146	258,276,242	173,783,356
Advertising [Member]
Schedule of Revenues are Disaggregated by Major Products/Service Lines [Line Items]
Channel, Total Revenues		¥ 127,253	¥ 886,802